Intangible Asset - Purchased Software, Net - Schedule of Intangible Asset (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Purchased software	$ 2,817,396	$ 3,025,801
Less: accumulated amortization	700,387
Purchased software, net	$ 2,117,009	$ 3,025,801